Cover	May 15, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2020
Entity File Number	1-13991
Entity Registrant Name	MFA Financial, Inc.
Entity Central Index Key	0001055160
Entity Tax Identification Number	13-3974868
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	350 Park Avenue
Entity Address, Address Line Two	20th floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	207-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MFA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	MFA/PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.50% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	MFA/PC
Security Exchange Name	NYSE
Senior Notes Due 2042 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2042
Trading Symbol	MFO
Security Exchange Name	NYSE